ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries of the Company	Details of the subsidiaries of the Company as of March 31, 2026 were set out below:
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Eshallgo Inc	June 16, 2021	Cayman Islands	Parent, 100%	Investment holding

Junzhang Monarch Limited	June 30, 2021	Hong Kong	100%	Investment holding

ESHALLGO USA, INC.	April 1, 2025	The United States	100%	Sale, leasing, and maintenance of office equipment

Shanghai Eshallgo Enterprise Development (Group) Co., Ltd.	July 22, 2021	Shanghai, PRC	100%	WFOE, Investment holding Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Shanghai) Co., Ltd.	April 23, 2015	Shanghai, PRC	VIE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Beijing) Co., Ltd.	June 9, 2021	Beijing, PRC	VIE	Sale, leasing, and maintenance of office equipment

Shanghai Lixin Office Equipment Co., Ltd. (“Lixin”)	September 5, 2008	Shanghai, PRC	100% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

ESHALLGO Office Supplies (Shanghai) Co., Ltd. (“Shanghai”)	October 30, 2015	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Changchun ESHALLGO Information Technology Co, Ltd. (“Changchun”)	March 10, 2016	Changchun, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities

Shijiazhuang ESHALLGO Information Technology Co, Ltd. (“Shijiazhuang”)	February 26, 2016	Shijiazhuang, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Guangzhou ESHALLGO Office Equipment Leasing Co., Ltd. (“Guangzhou”)	July 12, 2016	Guangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Tianjin ESHALLGO Office Equipment Leasing Co., Ltd. (“Tianjin”)	December 6, 2016	Tianjin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Ningbo Haishu ESHALLGO Junzhang Digital Technology Co., Ltd. (“Ningbo”)	October 19, 2016	Ningbo, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Zhengzhou Junzhang Office Equipment Co., Ltd. (“Zhengzhou”)	October 30, 2017	Zhengzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chengdu Junzhang digital Technology Co., Ltd. (“Chengdu”)	August 15, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hefei Junzhang EESHALLGO Digital Products Co., Ltd. (“Hefei”)	July 27, 2017	Hefei, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Chongqing ESHALLGO Office Equipment Co., Ltd. (“Chongqing”)	December 30, 2016	Chengdu, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Beijing ESHALLGO Technology Development Co., Ltd. (“Beijing”)	March 28, 2016	Beijing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Harbin ESHALLGO Information Technology Co., Ltd. (“Harbin”)	April 5, 2016	Harbin, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Xi’an ESHALLGO Information Technology Co., Ltd. (“Xi’an”)	March 22, 2017	Xi’an, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shenzhen ESHALLGO Information Technology Co., Ltd.(“Shenzhen”)	August 19, 2016	Shenzhen, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Shanghai Changyun Industrial Development Co., Ltd. (“Changyun”)	December 29, 2020	Shanghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Hangzhou ESHALLGO Information Technology Co., Ltd. (“Hangzhou”)	January 22, 2016	Hangzhou, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Kunming ESHALLGO Information Technology Co., Ltd. (“Kunming”)	January 12, 2017	Kunming, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qingdao ESHALLGO Information Technology Co., Ltd. (“Qingdao”)	March 29, 2016	Qingdao, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Qinghai ESHALLGO Information Technology Co., Ltd. (“Qinghai”)	June 21, 2018	Qinghai, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Nanjing) Co., Ltd. (“Nanjing”)˄	May 12, 2021	Nanjing, PRC	55% owned by Junzhang Shanghai	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Suzhou) Co., Ltd. (“Su Zhou”)	March 11, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Junzhang Digital Technology (Changzhou) Co., Ltd. (“Changzhou”)	June 9, 2022	Jiangsu, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Zibo ESHALLGO Information Technology Co., Ltd. (“Zibo”)	July 25, 2022	Shandong, PRC	55% owned by WFOE	Sale, leasing, and maintenance of office equipment

Schedule of Amounts and balances of the VIEs

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	March 31,	March 31,
	2026	2025
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$3,525,903	$3,745,251
Restricted cash	145	138
Short-term investments	1,311,939	3,093,976
Accounts receivable, net	3,975,778	3,809,698
Accounts receivable - related parties	24,124	245,492
Advance to vendors, net	2,272,753	1,289,198
Advance to vendors - related parties	121,513	50
Inventories, net	1,593,649	1,584,425
Due from related parties	1,005,624	1,240,828
Long-term accounts receivable, net - current portion	-	82,681
Long-term other receivable, net - current portion	-	89,050
Finance receivables, net	58,657	70,801
Prepaid expenses and other current assets, net	1,848,517	1,112,065
TOTAL CURRENT ASSETS	15,738,602	16,363,653

Property and equipment, net	279,928	352,212
Right-of-use assets, net	78,250	104,390
Deferred tax assets, net	6,989	5,613
Long-term receivable - other receivable, net - non-current portion	375,228	591,803
Finance receivables, net	41,077	46,852
Other non-current assets, net	-	374,201
TOTAL NONCURRENT ASSETS	781,472	1,475,071
TOTAL ASSETS	$16,520,074	$17,838,724

LIABILITIES

CURRENT LIABILITIES:
Short-term bank loan	$179,611	$137,781
Accounts payable	798,628	787,746
Accounts payable - related parties	79,938	140,261
Deferred revenue	1,072,663	876,905
Payroll payable	288,746	223,035
Taxes payable	260,600	251,185
Due to related parties	102,639	121,825
Accrued expenses and other current liabilities	109,460	90,676
Operating lease liabilities - current portion	187,325	150,615
TOTAL CURRENT LIABILITIES	3,079,610	2,780,029

Deferred tax liabilities	5,971	6,413
Operating lease liabilities - non-current portion	27,222	64,797
TOTAL NONCURRENT LIABILITY	33,193	71,210
TOTAL LIABILITIES	$3,112,803	$2,851,239

	For the Years Ended
	March 31,
	2026	2025	2024
Net revenue	$13,581,528	$12,233,829	$16,963,957
Net (loss) income	$(2,355,330)	$(1,422,561)	$850,176

	For the Years Ended
	March 31,
	2026	2025	2024
Net cash (used in) provided by operating activities	$(2,315,443)	$1,501,559	$2,225,194
Net cash provided by (used in) investing activities	1,567,096	(3,345,406)	(1,563,434)
Net cash provided by financing activities	348,083	273,659	36,924
Effect of exchange rate change on cash, cash equivalents and restricted cash	180,923	5,333	(245,000)
Net (decrease) increase in cash, cash equivalents and restricted cash	(219,341)	(1,564,855)	453,684
Cash, cash equivalents and restricted cash, beginning of year	3,745,389	5,310,244	4,856,560
Cash, cash equivalents and restricted cash, end of year	$3,526,048	$3,745,389	$5,310,244